Lease Liabilities (Details) - Schedule of Minimum Lease Payments - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Minimum Lease Payments [Line Items]
Minimum lease payments	$ 16,269	$ 1,171
Amounts representing finance charges	(2,545)	(208)
Present value of net minimum lease payments	13,724	963
Within 1 year [Member]
Schedule of Minimum Lease Payments [Line Items]
Minimum lease payments	6,002	98
Within 2 to 5 years [Member]
Schedule of Minimum Lease Payments [Line Items]
Minimum lease payments	9,252	581
Later than 5 year [Member]
Schedule of Minimum Lease Payments [Line Items]
Minimum lease payments	$ 1,015	$ 492